Summary of Significant Accounting Policies - Schedule of Revenue (Details) - Disaggregation of Revenue [Member] - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 6,935,950	$ 894,768
Net Revenues	6,934,191	893,583
Revenue from sales of medical devices [Member]
Disaggregation of Revenue [Line Items]
Total revenues	415,020	894,768
Revenue from marketing promotion service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	6,520,930
Tax and surcharges [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ (1,759)	$ (1,185)